PENSIONS AND OTHER POST RETIREMENT BENEFITS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Minimum
PENSIONS AND OTHER POST RETIREMENT BENEFITS
Annual contribution (as a percent)	5.00%
Maximum
PENSIONS AND OTHER POST RETIREMENT BENEFITS
Annual contribution (as a percent)	11.50%
Defined benefits pension plans
Change in benefit obligation
Experience (gain) loss arising on plan liabilities	$ 11	$ 26
Defined benefits pension plans | Obligations
Change in benefit obligation
Benefit obligation at beginning of year	6,730	6,717
Obligations acquired through acquisition (note 32)		185
Current service costs	220	235
Plan participants' contributions	16	15
Benefits paid	(293)	(296)
Interest costs	255	236
Foreign exchange	(13)	14
Settlements	5	5
Experience (gain) loss arising on plan liabilities	(11)	(26)
Actuarial gain arising from changes in demographic assumptions		(1)
Actuarial loss (gain) arising from changes in financial assumptions	799	(354)
Benefit obligation at end of year	7,708	6,730
Defined benefits pension plans | Plan assets
Change in benefit obligation
Benefit obligation at beginning of year	(5,795)	(5,799)
Obligations acquired through acquisition (note 32)		153
Employer contributions	157	182
Plan participants' contributions	(16)	(15)
Benefits paid	269	273
Interest costs	(218)	(201)
Foreign exchange	8	(14)
Settlements	(5)	(5)
Administrative costs	2	2
Return on plan assets greater than (less than) discount rate	781	(299)
Benefit obligation at end of year	(6,693)	(5,795)
Net unfunded obligation	(1,015)	(935)
Defined benefits other post retirement benefits
Change in benefit obligation
Experience (gain) loss arising on plan liabilities	2	18
Defined benefits other post retirement benefits | Obligations
Change in benefit obligation
Benefit obligation at beginning of year	557	597
Obligations acquired through acquisition (note 32)		8
Current service costs	13	13
Benefits paid	(24)	(23)
Interest costs	22	21
Foreign exchange	(1)	1
Experience (gain) loss arising on plan liabilities	(2)	(18)
Actuarial loss (gain) arising from changes in financial assumptions	66	(42)
Benefit obligation at end of year	631	557
Defined benefits other post retirement benefits | Plan assets
Change in benefit obligation
Net unfunded obligation	$ (631)	$ (557)
Pension and Other Post Retirement Benefits | Canada
Change in benefit obligation
Percentage of net unfunded obligations	97.00%	98.00%
Pension and Other Post Retirement Benefits | Canada | Weighted average
Change in benefit obligation
Weighted average duration of defined benefit obligation	14 years 7 months 6 days	14 years 9 months